Schedules of Investments
Pax Global Environmental Markets Fund	September 30, 2020

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 96.2%
RENEWABLE & ALTERNATIVE ENERGY: 1.0%
RENEWABLE ENERGY DEVELOPERS & INDEPENDENT POWER PRODUCERS (IPPs): 1.0%
Orsted A/S	88,156	$12,153,225

ENERGY EFFICIENCY: 36.7%
POWER NETWORK EFFICIENCY: 5.4%
Hubbell, Inc.	209,621	28,684,538
Schneider Electric SE	296,142	36,810,120
		65,494,658
INDUSTRIAL ENERGY EFFICIENCY: 17.5%
ANSYS, Inc. (a)	87,915	28,768,425
ASML Holding NV	30,453	11,248,512
Delta Electronics, Inc.	3,733,475	24,515,645
Equinix, Inc., REIT	31,426	23,887,845
Keyence Corp.	43,500	20,335,340
PTC, Inc. (a)	236,758	19,584,622
Rockwell Automation, Inc.	105,750	23,336,910
SAP SE	132,361	20,611,003
Siemens AG	211,324	26,687,890
Siemens Energy AG (a)	105,662	2,849,318
Spirax-Sarco Engineering, PLC	82,855	11,798,688
		213,624,198
BUILDINGS ENERGY EFFICIENCY: 6.2%
Autodesk, Inc. (a)	135,888	31,391,487
Kingspan Group PLC	206,854	18,825,005
Trane Technologies PLC	214,694	26,031,648
		76,248,140
TRANSPORT ENERGY EFFICIENCY: 7.6%
Aptiv PLC	315,693	28,942,734
TE Connectivity, Ltd.	218,986	21,403,692
TeamViewer AG (a)	241,083	11,890,173
Umicore SA	320,212	13,319,064
Zhuzhou CRRC Times Electric Co. Ltd.	5,324,200	17,889,473
		93,445,136

WATER INFRASTRUCTURE & TECHNOLOGIES: 24.0%
WATER INFRASTRUCTURE: 11.0%
Ferguson PLC	185,592	18,676,200
Georg Fischer AG	19,224	19,962,043
IDEX Corp.	218,299	39,819,921
Pentair PLC	587,625	26,895,596
Xylem, Inc.	341,663	28,740,692
		134,094,452
WATER TREATMENT EQUIPMENT: 2.2%
Ecolab, Inc.	133,804	26,739,391

WATER UTILITIES: 8.9%
American Water Works Co., Inc.	276,513	40,061,203
Beijing Enterprises Water Group, Ltd. (a)	22,236,000	8,665,451
Pennon Group PLC	1,668,215	22,194,651
Suez	2,069,641	38,240,826
		109,162,131
DIVERSIFIED WATER INFRASTRUCTURE & TECHNOLOGY: 1.9%
Danaher Corp.	110,304	23,751,760

POLLUTION CONTROL: 9.2%
POLUTION CONTROL SOLUTIONS: 1.4%
Croda International PLC	208,346	16,806,375

ENVIRONMENTAL TESTING & GAS SENSING: 7.8%
Agilent Technologies, Inc.	392,235	39,592,201
Intertek Group PLC	374,439	30,552,918
Waters Corp. (a)	127,596	24,967,985
		95,113,104
WASTE MANAGEMENT & TECHNOLOGIES: 3.1%
GENERAL WASTE MANAGEMENT: 3.1%
Waste Management, Inc.	336,581	38,090,872

ENVIRONMENTAL SUPPORT SERVICES: 1.8%
ENVIRONMENTAL CONSULTANCIES: 1.8%
Verisk Analytics, Inc.	122,085	22,623,571

FOOD, AGRICULTURE & FORESTRY: 17.3%
LOGISTICS, FOOD SAFETY & PACKAGING: 5.9%
GEA Group AG	725,375	25,415,819
Mettler-Toledo International, Inc. (a)	30,532	29,486,279
WestRock Co.	512,668	17,810,086
		72,712,184
SUSTAINABLE & EFFICIENT AGRICULTURE: 11.4%
Deere & Co.	124,871	27,675,160
Koninklijke DSM NV	212,155	34,927,391
Kubota Corp.	1,681,100	30,120,643
Trimble, Inc. (a)	570,144	27,766,013
Vitasoy International Holdings, Ltd.	4,230,000	16,494,800
Welbilt, Inc. (a)	469,236	2,890,494
		139,874,501
DIVERSIFIED ENVIRONMENTAL: 3.1%
Linde PLC	160,916	38,318,927

TOTAL COMMON STOCKS
(Cost $851,287,261)		1,178,252,625

MONEY MARKET: 3.2%
State Street Institutional U.S. Government Money Market Fund, 0.030% (b)(c)	38,788,560	38,788,560
(Cost $38,788,560)

TOTAL INVESTMENTS: 99.4%		1,217,041,185
(Cost $890,075,821)

Other assets and liabilities - (net): 0.6%		7,093,665

Net Assets: 100.0%		$1,224,134,850

(a) Non-income producing security.
(b) Rate shown represents annualized 7-day yield as of September 30, 2020.
(c) Premier Class shares

SUMMARY OF INVESTMENTS BY COUNTRY
		PERCENT OF
COUNTRY	VALUE	NET ASSETS
Belgium	$13,319,064	1.1%
China	26,554,924	2.2%
Denmark	12,153,225	1.0%
France	75,050,946	6.1%
Germany	87,454,202	7.1%
Hong Kong	16,494,800	1.3%
Ireland	18,825,005	1.5%
Japan	50,455,983	4.1%
Netherlands	46,175,903	3.8%
Switzerland	19,962,043	1.6%
Taiwan	24,515,645	2.0%
United Kingdom	100,028,832	8.2%
United States	687,262,053	56.2%
Money Market	38,788,560	3.2%
Other assets and liabilities (net)	7,093,665	0.6%
Total	$1,224,134,850	100.0%

September 30, 2020

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the "Boards" or "Boards of Trustees")(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2020, four securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The High Yield Bond Fund held two securities fair valued at $0, representing 0.00% of the Fund’s net asset value, and the Core Bond Fund and High Yield Bond Fund each hold one position each in a Community Investment note which is valued based on a general obligation by the parent entity to limit exposure on the issue.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2020:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$862,792,309	$-	$-	$862,792,309
Cash Equivalents	37,183,475	-	-	37,183,475
Total	$899,975,784	$-	$-	$899,975,784
Small Cap
Common Stocks	$349,069,153	$-	$-	$349,069,153
Cash Equivalents	12,342,593	-	-	12,342,593
Total	$361,411,746	$-	$-	$361,411,746
ESG Beta Quality
Common Stocks	$233,690,319	$-	$-	$233,690,319
Cash Equivalents	1,086,196	-	-	1,086,196
Total	$234,776,515	$-	$-	$234,776,515
ESG Beta Dividend
Common Stocks	$122,592,619	$-	$-	$122,592,619
Cash Equivalents	1,090,974	-	-	1,090,974
Total	$123,683,593	$-	$-	$123,683,593
Global Opportunities
Common Stocks	$29,676,029	$23,547,538	$-	$53,223,567
Cash Equivalents	1,042,686	-	-	1,042,686
Total	$30,718,715	$23,547,538	$-	$54,266,253
Global Environmental Markets
Common Stocks	$702,264,595	$475,988,030	$-	$1,178,252,625
Cash Equivalents	38,788,560	-	-	38,788,560
Total	$741,053,155	$475,988,030	$-	$1,217,041,185
Global Women’s Leadership
Common Stocks	$436,731,688	$164,493,782	$-	$601,225,470
Preferred Stocks	-	586,890	-	586,890
Cash Equivalents	3,840,223	-	-	3,840,223
Total	$440,571,911	$165,080,672	$-	$605,652,583
EAFE ESG Leaders
Common Stocks	$14,902,920	$572,250,576	$-	$587,153,496
Preferred Stocks	-	2,894,181	-	2,894,181
Cash Equivalents	4,759,916	-	-	4,759,916
Total	$19,662,836	$575,144,757	$-	$594,807,593
Core Bond
Community Investment Notes	$-	$-	$286,933	286,933
Corporate Bonds	-	281,706,587	-	281,706,587
U.S. Gov't Agency Bonds	-	9,098,466	-	9,098,466
Supranational Bonds	-	75,173,552	-	75,173,552
Municipal Bonds	-	19,618,649	-	19,618,649
U.S. Treasury Notes	-	96,226,817	-	96,226,817
Asset-Backed Securities	-	52,006,485	-	52,006,485
Mortgage-Backed Securities	-	184,320,254	-	184,320,254
Medium Term Certificates of Deposit	-	261,149	-	261,149
Cash Equivalents	32,133,339	255,557	-	32,388,896
Total	$32,133,339	$718,667,516	$286,933	$751,087,788
High Yield Bond
Common Stocks	$-	$-	$0	$0
Community Investment Notes			500,000	500,000
Preferred Stocks	3,289,200	-	0	3,289,200
Corporate Bonds	-	382,306,050	-	382,306,050
Loans	-	3,237,894	-	3,237,894
Medium Term Certificates of Deposit	-	100,871	-	100,871
Cash Equivalents	12,821,526	1,108,891	-	13,930,417
Total	$16,110,726	$386,753,706	$500,000	$403,364,432
Sustainable Allocation
Affiliated Investment Companies	$1,900,335,122	$-	$-	$1,900,335,122
Cash Equivalents	75,262,447	-	-	75,262,447
Total	$1,975,597,569	$-	$-	$1,975,597,569

*	Table includes securities valued at zero.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2020, the Sustainable Allocation Fund held the following investments in affiliated Funds:

	Shares Held at	Gross	Gross	Shares Held at	Value at	Dividend	Realized	Net change in Unrealized Appreciation/	Value at
Fund	12/31/19	Additions	Reductions	9/30/2020	12/31/19	Income	Gains/Losses[1]	Depreciation	09/30/20
Sustainable Allocation
Large Cap	73,178,029	3,835,312	6,629,032	70,384,309	$761,051,498	$3,440,315	$2,803,750	$64,527,917	$791,823,480
Small Cap	2,158,328	1,631,022	-	3,789,350	31,986,423	-	-	(3,065,910)	48,920,512
ESG Beta Dividend	10,010,369	90,100	1,963,974	8,136,495	128,232,821	1,094,720	4,118,270	(2,345,914)	106,099,897
Global Opportunities	2,548,966	-	-	2,548,966	30,689,545	-	-	2,243,090	32,932,635
Global Environmental Markets	1,482,025	693,169	-	2,175,194	25,149,965	159,810	-	6,735,842	40,545,617
Global Women's Leadership	785,900	737,843	-	1,523,743	21,329,334	287,008	-	(170,537)	41,445,806
EAFE ESG Leaders	15,576,499	3,282,363	2,116,402	16,742,460	145,484,501	1,707,198	1,664,745	(1,848,547)	149,007,897
Core Bond	66,778,157	4,232,916	7,162,992	63,848,081	687,147,238	10,629,102	3,396,107	28,886,831	689,559,278
High Yield	3,263,125	69,072	3,332,197	-	22,058,723	448,587	(130,091)	(1,047,239)	-
Total					$1,853,130,048	$17,766,740	$11,852,782	$93,915,532	$1,900,335,122

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.